11. BORROWED FUNDS FROM CERAVEST INVESTORS	12 Months Ended
Dec. 31, 2017
Borrowed Funds From Ceravest Investors
BORROWED FUNDS FROM CERAVEST INVESTORS

A summary of the Company’s borrowed funds from CeraVest investors is as follows:

	Weighted-average interest rate		December 31,
	2017	2016	2017	2016
Borrowed funds from CeraVest investors			RMB	RMB
-CeraVest Fixed (inclusive of interest payable of nil and RMB22,448 as of December 31, 2017 and 2016, respectively)	8.43%	8.49%	—	705,107

-CeraVest Flex (inclusive of interest payable RMB7,593 and RMB21,505 as of December 31, 2017 and 2016, respectively)	8.03%	8.03%	743,496	2,330,479
Total			743,496	3,035,586

After July 2017, borrowed funds from CeraVest investors ceased to be generated since the Company re-developed the business process to connect borrowers and investors directly and invested funds from investors were transferred to borrowers’ account if the loans were successfully facilitated by the Company. Therefore, CeraVest Fixed and CeraVest Flex were phased out and terminated by December 2017 and February 2018, respectively.